INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Abstract]
Current tax expense, Current year	$ 7,220	$ 3,022	$ 4,571
Deferred tax (income), Creation and reversal of temporary differences	(8,168)	(12,603)	(7,207)
Tax benefit	$ (948)	$ (9,581)	$ (2,636)